Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Schedule of Debt
Debt	December 31 , 2011	September 30, 2012
Current portion of long-term debt	$32,189,000	$203,882,125
Long-term debt	169,096,000	-
Total long-term debt	$201,285,000	$203,882,125